EQUITY (Details Narrative) - USD ($)					3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 05, 2022	Jan. 05, 2022	Jul. 06, 2020	Jan. 01, 2020	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Jul. 06, 2022	Oct. 15, 2021	Feb. 09, 2021	Jan. 28, 2021	Jan. 15, 2021	Dec. 15, 2020	Nov. 04, 2019	Oct. 04, 2019	Sep. 30, 2019	Sep. 30, 2018
Convertible debt														$ 2,819,750
Warrants totaling													$ 4,487,207	615,675
Net loss					$ (3,003,286)	$ (6,140,738)	$ (5,356,619)	$ (7,090,863)	$ (5,373,618)	$ (5,299,331)	$ (14,500,643)	$ (17,763,812)	(25,360,213)	(13,562,641)
Convertible Notes Payable					$ 2,255,066						$ 2,255,066		$ 16,464,066	$ 9,020,264
Outstanding warrants to purchase					10,284,381						10,284,381
Exercise price													$ 1.90	$ 1.20	$ 2.24					$ 1.155
Intrinsic value											$ 19,956,371		$ 34,314,540
Money warrants											$ 21,651,513		$ 22,554,255
Common stock par value					$ 0.001						$ 0.001		$ 0.001	$ 0.001		$ 0.001
Unearned stock option grants											11,550,745		11,775,745
Preferred stock shares authorized					5,000,000						5,000,000		5,000,000	5,000,000
Preferred stock par value					$ 0.001						$ 0.001		$ 0.001	$ 0.001
Shareholders paid			$ 125,000										$ 125,000
Common stock fair market value														$ 1,045,000
Common stock shares issued			500,000		43,802,147				23,169,587		43,802,147		35,166,551	24,804,874
Common stock restricted shares issued for services													550,000
Loss related to issuance of shares for debt settlement													$ 0	$ 825,000
Price of warrants														$ 0.889
Automatic conversion of Convertible											The Company issued 7,672,860 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2021. The Convertible Notes and interested were automatically converted to Common Stock at $2.00 per share on the one year anniversary in March 2022
Common stock shares outstanding					43,802,147				28,257,467		43,802,147		35,166,551	24,804,874
Warrants vested					21,651,513						21,651,513
Intrinsic value					$ 34,066,802			$ 52,105,394	$ 52,105,394		$ 34,066,802	52,105,394	$ 23,964,509	$ 5,580,550									$ 9,180,369	$ 3,706,519
Options to purchase common stock share					20,927,370						20,927,370		15,315,120
Warrant issued to common stock					21,714,023						21,714,023		22,564,255
Conversion of convertible debentures													$ 16,464,066
Common shares													16,124,764	9,020,264
Proceeds from issuance of common stock											$ 153,000	202,820	$ 23,344	$ 0
Authorized common stock increased																200,000,000
Common stock shares authorized					200,000,000						200,000,000		100,000,000	100,000,000
Preferred stock shares outstanding					0						0		0	0
Preferred stock shares issued					0						0		0	0
Warrants initially exercisable											$ 793,986	$ 713,203	$ 1,313,203	$ 85,575
Warrants to Purchase Common Stock [Member]
Exercise price				$ 1.120										$ 0.952
Common stock par value					$ 1.00						$ 1.00
Common stock fair market value														$ 507,560
Common stock shares issued					108,756						108,756			733,588
Proceeds from issuance of common stock											$ 766,486
Shrare issued warrant to purchased	20,000	20,000									108,756
Shrare issued warrant to purchased price	$ 1.70	$ 1.70
Warrants expiration period	Jan. 05, 2027
Shares issued					801,486						801,486
November 9, 2019 [Member]
Common stock shares issued														733,588
Common stock shares received														73,191
Exercise price														$ 0.25
Simple Agreements for Future Equity [Member]
Common stock shares issued													480,600
Price of warrants													$ 2
Common stock shares related party													$ 961,200
Warrant [Member]
Proceeds from issuance of common stock											$ 793,986
Shares issued					863,986						863,986
Directors [Member]
Convertible Notes Payable													$ 7,104,500
Exercise price				$ 1.90									$ 1.918						$ 2.00
Common stock shares issued													3,676,542
Warrant issued to common stock													269,510							2,000,000
Shares issued																			30,000
Preferred stock purchase													$ 384,359
Restricted common stock issued, value				$ 228,000									735,745
Warrants initially exercisable													3,552,250
Boustead Securities LLC [Member]
Convertible Notes Payable													$ 43,254
Exercise price													$ 2.40
Common stock fair market value														$ 1,045,000
Restricted common stock issued, value													$ 1,641
Ronald P. Erickson [Member]
Exercise price				$ 1.90	$ 2.09						$ 2.09		$ 1.53	$ 1.95			$ 0.80	$ 0.25		$ 1.53	$ 1.10	$ 3.03
Warrant issued to common stock					1,000,000						1,000,000		2,000,000	1,770						2,000,000	1,200,000	1,000,000
Restricted common stock issued, value				$ 190,000									$ 1,811,691	$ 75,000
Three Director [Member]
Exercise price																			$ 2.00
Shares issued	30,000	30,000
Common Stock Shares issued excercised price	$ 1.70	$ 1.70
Three Director [Member] | Warrant [Member]
Shrare issued warrant to purchased	20,000
Shrare issued warrant to purchased price	$ 1.70
Warrants expiration period	Jan. 05, 2027
Series C Convertible Preferred Stock [Member]
Preferred stock shares authorized					1,785,715						1,785,715		1,785,714	1,785,714
Preferred stock par value													$ 0.001
Price of warrants					$ 0.25						$ 0.25		0.25	$ 0.25
Conversion price													$ 0.70	$ 0.70
Preferred stock purchase											$ 1,250,000		$ 1,250,000	$ 1,250,000
Preferred stock yield											8.00%		8.00%	8.00%
Ownership percentage											4.99%		4.99%	4.99%
Warrant expiry											Aug. 04, 2024		Aug. 04, 2023
Price of warrants														$ 0.25
Conversion of stock											8,108,356
Series D Convertible Preferred Stock [Member]
Preferred stock shares authorized					1,016,014						1,016,014		1,016,014	1,016,014
Preferred stock par value					$ 0.001						$ 0.001		$ 0.001	$ 0.001
Conversion price													$ 0.25	$ 0.25
Preferred stock purchase													$ 750,000	$ 750,000
Preferred stock yield											8.00%		8.00%	8.00%
Ownership percentage											4.99%		4.99%	4.99%
Annual yield											8.00%		8.00%	8.00%
Preferred stock shares outstanding					1,016,004						1,016,004		1,016,004	1,016,004
Preferred stock shares issued					1,016,004						1,016,004		1,016,004	1,016,004
Stock at 0.25
Warrants totaling					$ 4,487,207						$ 4,487,207		$ 4,487,207
Price of warrants					$ 0.25						$ 0.25		$ 0.25
Common shares					9,020,264						9,020,264		9,020,264
Adjusting amount of shares, percentage													1.20%
Stock at 2.00
Warrants totaling					$ 3,954,625						$ 3,954,625		$ 3,954,625
Price of warrants													$ 0.25
Common shares													7,104,500
Adjusting amount of shares, percentage													2.40%
Series F Preferred Stock [Member]
Common shares					100,000						100,000		100,000
Description of explosion date of shares											issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days		issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days
Common Preferred Stock [Member]
Convertible Notes Payable													$ 6,091,960
Exercise price													$ 1.00	$ 1.00
Common stock fair market value													$ 202,820
Common stock shares issued													3,676,542	4,581,917
Proceeds from issuance of common stock											$ 13,688
Conversion price													$ 0.582	$ 1.00
Common stock shares related party													97,000
Exercise of stock option											8,750		16,875
Stock option grants per share													$ 1.38
Authorized Capital Stock [Member]
Common stock par value					$ 0.001						$ 0.001		$ 0.001			$ 0.001
Preferred stock shares authorized					5,000,000						5,000,000		5,000,000
Preferred stock par value					$ 0.001						$ 0.001		$ 0.001
Common stock shares issued					200,000,000						200,000,000		100,000,000
Common stock shares outstanding					43,826,781						43,826,781
Conversion of convertible debentures					$ 2,255,066						$ 2,255,066
Common shares					9,020,264						9,020,264		16,124,764	9,020,264
Shares issued					43,826,781						43,826,781
Authorized common stock increased																200,000,000
Common stock shares authorized					205,000,000						205,000,000		105,000,000
Preferred stock shares outstanding					2,801,719						2,801,719
Preferred stock shares issued					2,801,719						2,801,719
Convertible Preferred Stock D [Member]
Conversion price					$ 0.25						$ 0.25		$ 0.25
Preferred stock purchase											$ 750,000		$ 750,000
Preferred stock yield											8.00%		8.00%
Ownership percentage											4.99%		4.99%
Annual yield											8.00%		8.00%